Notes Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Convertible debt/Notes Payable [Abstract]
NOTES PAYABLE
NOTE 10	NOTES PAYABLE

At December 31, 2016 and June 30, 2016, $90,000 and $90,000, respectively, of debt was outstanding with an interest rate of 8%.

Accrued and unpaid interest for these notes payable at December 31, 2016 and June 30, 2016 were $28,573 and $26,528, respectively.

For the three and six months ended December 31, 2016 and 2015, $1,022 and $1,705 and $2,044 and $3,417 was charged as interest on debt and shown as interest expenses, respectively.

NOTE 10	NOTES PAYABLE

At June 30, 2016 and 2016, $90,000 and $108,000, respectively, of debt was outstanding with interest rates of 8% to 15%.

During the year ended June 30, 2016, the Company repaid $18,000 of principal on these notes.

Accrued and unpaid interest for these notes payable at June 30, 2016 and 2015 was $26,528 and $39,349, respectively.

For the years ended June 30, 2016 and 2015, $6,450 and $11,548 was charged as interest on debt and shown as interest expenses, respectively.